Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements of Comprehensive Income
Net unrealized holding (losses) gains on securities available for sale arising during period, tax effects	$ (6,593)	$ 29,870	$ (56,048)
Reclassification adjustment for losses (gains) on securities available for sale included in net income, tax effects	1,289	(449)	(3,360)
Reclassification adjustment for impairment charges on available for sale securities included in net income, tax effects	$ 334	$ 286	$ 481